Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Net Income (Loss) Per Share
22.
NET INCOME (LOSS) PER SHARE

The rights, including dividend rights, of the ordinary shares and special shares are substantially identical, other than voting rights.

Basic net income (loss) per share (“Basic EPS”) is computed by dividing net income (loss) attributable to ordinary shares and special shares by the weighted-average number of ordinary shares and special shares outstanding during each period. Net income (loss) attributable to ordinary shares and special shares is determined in accordance with their rights to income and losses in accordance with the bye laws in effect for the relevant period. In connection with the IPO, the Company adopted the Post IPO Bye Laws.

To compute diluted net income (loss) per share (“Diluted EPS”), the Group adjusts the numerator and the denominator of Basic EPS. The Group adjusts net income (loss) attributable to ordinary shares and special shares for the changes in net income (loss) that would result from the conversion of dilutive potential ordinary shares to ordinary shares, including changes in how the net income (loss) would be allocated to ordinary shares and special shares if dilutive potential ordinary shares converted to ordinary shares. The Group adjusts the weighted-average number of ordinary shares and special shares outstanding during each period by the weighted average number of ordinary shares that would be issued upon the conversion of dilutive potential ordinary shares to ordinary shares.

For the year ended December 31, 2024, potential ordinary shares included preference shares prior to the Conversion Event, Series C Preference Shares prior to the Conversion Event, stock based awards beginning from the Conversion Event and the warrants prior to their exercise. For the years ended December 31, 2023 and 2022, potential ordinary shares include preference shares, Series C Preference Shares and the warrants.

Prior to the IPO, stock based awards were not potential ordinary shares because the underlying shares of the stock based awards were non-voting ordinary shares. While non-voting ordinary shares were considered a class of ordinary shares, because non-voting ordinary shares were not entitled to dividends, they were allocated no earnings or losses when calculating Basic EPS and Diluted EPS. As a result, Basic EPS and Diluted EPS for non-voting ordinary shares are zero in all periods. In connection with the consummation of the IPO, the Company's share capital no longer includes non-voting ordinary shares.

The computation of Basic EPS and Diluted EPS is as follows:

(in USD and thousands, except per share data)	Year Ended December 31,
Basic EPS	2024	2023	2022
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$152,331	$(1,850,572)	$414,719
Net income (loss) allocated to shares other than ordinary shares and special shares	20,550	(869,527)	169,369
Net income (loss) allocated to ordinary shares and special shares	$131,781	$(981,045)	$245,350
Denominator
Weighted average ordinary shares and special shares	364,015	221,936	221,936
Basic EPS	$0.36	$(4.42)	$1.11

(in USD and thousands, except per share data)	Year Ended December 31,
Diluted EPS	2024	2023	2022
Numerator
Net income (loss) allocated to ordinary shares and special shares - Basic	$131,781	$(981,045)	$245,350
Dilutive adjustments	—	—	(714,349)
Reallocation of income	326	—	171,798
Net income (loss) allocated to ordinary shares and special shares - Diluted	$132,107	$(981,045)	$(297,201)
Denominator
Weighted average ordinary shares and special shares - Basic	364,015	221,936	221,936
Dilutive effect of conversion of Series C Preference Shares to ordinary shares	—	—	184,267
Dilutive effect of RSUs and stock options	2,694	—	—
Weighted average ordinary shares and special shares - Diluted	366,709	221,936	406,203
Diluted EPS	$0.36	$(4.42)	$(0.73)

For the years ended December 31, 2024, 2023 and 2022, weighted average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
(in thousands)	2024	2023	2022
Series C Preference Shares	60,415	184,267	—
Warrants	7,377	N/A	N/A
Preference Shares	1,088	N/A	N/A
Stock options and RSUs	36	N/A	N/A

The potential ordinary shares related to the conversion of preference shares were issuable upon specified contingent events. As the specified contingent events had not occurred as of December 31, 2023 and 2022, these contingently issuable shares were not included in the calculation of Diluted EPS for the years ended December 31, 2023 and 2022. As described in Note 1, in connection with the IPO, all outstanding preference shares converted to ordinary shares on a one-for-one basis.

The warrants vested and became exercisable into ordinary shares upon contingent events. Based on the assessment of the specified contingent events as of December 31, 2023 and 2022, these contingently issuable shares were not included in the calculation of Diluted EPS for the years ended December 31, 2023 and 2022. See Note 15.